Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating Activities
Net income before allocation to noncontrolling interests	$ 16,302	$ 11,188	$ 21,355
Adjustments to reconcile net income before allocation to noncontrolling interests to net cash provided by operating activities:
Depreciation and amortization	6,010	6,384	6,269
Asset write-offs and impairments	2,953	3,398	634
TCJA impact	(323)	(596)	(10,660)
Gain on completion of Consumer Healthcare JV transaction, net of cash conveyed	(8,233)	0	0
Deferred taxes from continuing operations	614	(2,205)	(2,410)
Share-based compensation expense	718	949	840
Benefit plan contributions in excess of expense/income	(336)	(1,095)	(961)
Other adjustments, net	(1,086)	(1,269)	399
Other changes in assets and liabilities, net of acquisitions and divestitures:
Trade accounts receivable	(742)	(644)	259
Inventories	(1,050)	(717)	(357)
Other assets	795	(16)	7
Trade accounts payable	(564)	431	46
Other liabilities	267	98	(67)
Other tax accounts, net	(2,737)	(78)	1,446
Net cash provided by operating activities	12,588	15,827	16,802
Investing Activities
Purchases of property, plant and equipment	(2,176)	(2,042)	(1,956)
Purchases of short-term investments	(6,835)	(11,677)	(14,596)
Proceeds from redemptions/sales of short-term investments	9,183	17,581	10,302
Net (purchases of)/proceeds from redemptions/sales of short-term investments with original maturities of three months or less	6,925	(3,917)	2,058
Purchases of long-term investments	(201)	(1,797)	(3,537)
Proceeds from redemptions/sales of long-term investments	232	6,244	3,579
Acquisitions of businesses, net of cash acquired	(10,861)	0	(1,000)
Acquisitions of intangible assets	(418)	(154)	(261)
Other investing activities, net	205	288	671
Net cash provided by/(used in) investing activities	(3,945)	4,525	(4,740)
Financing Activities
Proceeds from short-term borrowings	16,455	3,711	8,464
Principal payments on short-term borrowings	(8,378)	(4,437)	(9,947)
Net (payments on)/proceeds from short-term borrowings with original maturities of three months or less	2,551	(1,617)	1,422
Proceeds from issuance of long-term debt	4,942	4,974	5,274
Principal payments on long-term debt	(6,806)	(3,566)	(6,154)
Purchases of common stock	(8,865)	(12,198)	(5,000)
Cash dividends paid	(8,043)	(7,978)	(7,659)
Proceeds from exercise of stock options	394	1,259	862
Other financing activities, net	(736)	(588)	(611)
Net cash used in financing activities	(8,485)	(20,441)	(13,350)
Effect of exchange-rate changes on cash and cash equivalents and restricted cash and cash equivalents	(32)	(116)	53
Net increase/(decrease) in cash and cash equivalents and restricted cash and cash equivalents	125	(205)	(1,235)
Cash and cash equivalents and restricted cash and cash equivalents, at beginning of period	1,225	1,431	2,666
Cash and cash equivalents and restricted cash and cash equivalents, at end of period	1,350	1,225	1,431
Supplemental Cash Flow Information
Exchange of $1.1 billion net book value 6.50% U.K. pound denominated bonds maturing in 2038 for $1.8 billion of new 2.735% U.K. pound denominated bonds maturing in 2043, resulting in a debt extinguishment loss of $747 million	0	0	1,848
Receipt of ICU Medical common stock	0	0	428
Promissory note from ICU Medical	0	0	75
Cash paid (received) during the period for:
Income taxes	3,664	3,655	2,489
Interest	1,587	1,311	1,518
Interest rate hedges	(42)	(38)	(199)
GSK Consumer Healthcare [Member]
Adjustments to reconcile net income before allocation to noncontrolling interests to net cash provided by operating activities:
Gain on completion of Consumer Healthcare JV transaction, net of cash conveyed	(8,200)
Supplemental Cash Flow Information
Equity investment in exchange for Pfizer's assets	15,711	0	0
Cerevel Therapeutics [Member]
Supplemental Cash Flow Information
Equity investment in exchange for Pfizer's assets	0	343	0
Allogene [Member]
Supplemental Cash Flow Information
Equity investment in exchange for Pfizer's assets	$ 0	$ 92	$ 0